Equity Capital Structure, 2021 Third Registered Direct Equity Offering (Details)				12 Months Ended
	May 31, 2024 USD ($) shares	Apr. 22, 2024 $ / shares	Oct. 06, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 07, 2023 $ / shares	Apr. 07, 2021 $ / shares	Jul. 15, 2020 $ / shares
Equity Capital Structure [Abstract]
Repurchase of warrants | $				$ 1,058,481	$ 941,626	$ 0
Deemed dividend on warrants repurchase | $			$ 400,000	$ 0	$ 444,885	$ 0
April 7 Warrants [Member]
Equity Capital Structure [Abstract]
Term of warrant				5 years
Warrant exercise price (in dollars per share) | $ / shares		$ 55.3	$ 55.3				$ 55.3	$ 65
Warrants exercised (in shares) | shares			1,033,077
Repurchase of warrants (in shares) | shares	10,080,770		8,900,000
Repurchase of warrants (in dollars per share) | $ / shares		$ 0.105	$ 0.105
Repurchase of warrants | $	$ 1,058,481		$ 900,000
Measurement input - Volatility			1
Private Placement Warrants [Member]
Equity Capital Structure [Abstract]
Term of warrant				5 years
Warrant exercise price (in dollars per share) | $ / shares			$ 22.3				$ 25.3		$ 35
Repurchase of warrants (in shares) | shares			67,864
Repurchase of warrants (in dollars per share) | $ / shares			$ 0.105
Repurchase of warrants | $			$ 7,126
Measurement input - Volatility			1